Analysis of operating revenues and segmental analysis - Reportable segment information (Details) € in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Reportable segment information
Number of key separate airlines operated by entity	5
Scheduled Revenues	€ 9,145.1	€ 6,930.3	€ 2,652.5
Ancillary Revenues	4,298.7	3,844.9	2,148.4
Segment revenues	13,443.8	10,775.2	4,800.9
Profit/(loss) for the year	1,917.1	1,313.8	(240.8)
Depreciation	(1,059.5)	(923.2)	(719.4)
Finance expense	(83.0)	(76.8)	(91.4)
Finance income	144.8	42.4	0.0
Capital expenditure	(2,391.9)	(1,914.7)	(1,181.6)
Reportable segment assets	17,175.6	16,405.9	15,149.8
Malta Air
Reportable segment information
Scheduled Revenues	9,037.7	6,843.4	2,616.1
Ancillary Revenues	4,298.7	3,844.9	2,148.4
Other Airlines
Reportable segment information
Scheduled Revenues	107.4	86.9	36.4
Elimination
Reportable segment information
Segment revenues	(2,110.7)	(2,053.9)	(1,784.8)
Elimination | Malta Air
Reportable segment information
Segment revenues	(744.6)	(759.4)	(698.5)
Elimination | Other Airlines
Reportable segment information
Segment revenues	(1,366.1)	(1,294.5)	(1,086.3)
Operating segments [member]
Reportable segment information
Profit/(loss) for the year	1,917.1	1,428.0	(355.0)
Depreciation	(1,059.5)	(923.2)	(719.4)
Finance expense	(83.0)	(76.8)	(91.4)
Finance income	144.8	42.4
Capital expenditure	(1,969.3)	(1,913.1)	(1,532.8)
Reportable segment assets	17,175.6	16,405.9	15,149.8
Reportable segment liabilities	9,561.4	10,762.9	9,604.5
Operating segments [member] | Malta Air
Reportable segment information
Segment revenues	14,081.0	11,447.7	5,463.0
Profit/(loss) for the year	1,860.0	1,382.3	(354.7)
Depreciation	(1,018.0)	(876.6)	(660.1)
Finance expense	(74.7)	(70.2)	(87.8)
Finance income	144.8	42.4
Capital expenditure	(1,926.6)	(1,760.1)	(1,527.8)
Reportable segment assets	16,867.5	15,920.4	14,832.1
Reportable segment liabilities	8,948.7	9,914.7	8,879.3
Operating segments [member] | Other Airlines
Reportable segment information
Segment revenues	1,473.5	1,381.4	1,122.7
Profit/(loss) for the year	57.1	45.7	(0.3)
Depreciation	(41.5)	(46.6)	(59.3)
Finance expense	(8.3)	(6.6)	(3.6)
Capital expenditure	(42.7)	(153.0)	(5.0)
Reportable segment assets	308.1	485.5	317.7
Reportable segment liabilities	€ 612.7	848.2	725.2
Jet fuel call options
Reportable segment information
Exceptional fair value gain (loss), after tax		€ (114.0)	€ 114.0